Abacus Settlements LLC - RETIREMENT PLAN (Details)	6 Months Ended
Jun. 30, 2023
Abacus Settlements, LLC
Defined Contribution Plan Disclosure [Line Items]
Percent of employees gross pay (as a percent)	4.00%